Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Trade accounts receivable	$ 110,351	$ 92,408
Allowance for doubtful accounts	(1,617)	(645)	$ (598)	$ (723)
Notes and accounts receivable, net	$ 108,734	$ 91,763